SCHEDULE OF ANNUAL AGGREGATE MATURITIES OF BORROWING (Details) - JPY (¥) ¥ in Thousands	Sep. 30, 2024	Sep. 30, 2023
Debt Disclosure [Abstract]
2025	¥ 217,970
2026	21,644
2027	6,640
2028
2029
Thereafter
Total borrowings	¥ 246,254	¥ 241,276